Deferred Charges, net	6 Months Ended
Jun. 30, 2013
Deferred Charges, net
Deferred Charges, net

5                 Deferred Charges, net

Deferred charges, net consisted of the following (in thousands):

	Drydocking and Special Survey Costs	Finance and other Costs	Total Deferred Charges
As of January 1, 2012	$6,431	$93,280	$99,711
Additions	9,308	186	9,494
Amortization	(6,070)	(14,314)	(20,384)
As of December 31, 2012	$9,669	$79,152	$88,821
Additions	422	43	465
Written off amounts	(402)	—	(402)
Amortization	(3,179)	(7,754)	(10,933)
As of June 30, 2013	$6,510	$71,441	$77,951

The Company follows the deferral method of accounting for drydocking and special survey costs in accordance with accounting for planned major maintenance activities, whereby actual costs incurred are deferred and amortized on a straight-line basis over the period until the next scheduled survey, which is two and a half years.  If special survey or drydocking is performed prior to the scheduled date, the remaining unamortized balances are immediately written off. Furthermore, when a vessel is drydocked for more than one reporting period, the respective costs are identified and recorded in the period in which they were incurred and not at the conclusion of the drydocking.